INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,466,115	$ 768,414	¥ 7,523,108
Time deposits	11,946,427	1,679,402	7,632,334
Accounts receivable, net	1,298,075	182,480	1,382,328
Amount due from related parties	1,728,527	242,992	2,041,316
Prepayments and other current assets	2,382,487	334,926	2,807,048
Short-term investments	6,528,634	917,781	15,060,722
Total current assets	29,350,265	4,125,995	36,446,856
Non-current assets:
Property and equipment, net	1,383,123	194,436	1,350,256
Production cost, net	1,758,955	247,270	1,083,772
Intangible assets, net	4,584,414	644,467	3,835,600
Deferred tax assets	36,355	5,111	36,355
Goodwill	2,725,130	383,093	2,338,303
Long-term investments, net	5,907,854	830,513	5,502,524
Other long-term assets	1,854,357	260,681	1,459,485
Total non-current assets	18,250,188	2,565,571	15,606,295
Total assets	47,600,453	6,691,566	52,053,151
Current liabilities:
Accounts payable	4,730,920	665,062	4,360,906
Salary and welfare payable	991,170	139,336	995,451
Taxes payable	253,289	35,607	203,770
Short-term loan and current portion of long-term debt	6,953,943	977,570	1,232,106
Deferred revenue	2,853,111	401,084	2,645,389
Accrued liabilities and other payables	2,052,393	288,522	2,416,955
Amount due to related parties	94,661	13,307	216,434
Total current liabilities	17,929,487	2,520,488	12,071,011
Non-current liabilities:
Long-term debt	12,301,692	1,729,344	17,784,092
Other long-term liabilities	825,754	116,083	481,982
Total non-current liabilities	13,127,446	1,845,427	18,266,074
Total liabilities	31,056,933	4,365,915	30,337,085
Shareholders' equity
Additional paid-in capital	36,368,270	5,112,570	35,929,961
Statutory reserves	24,621	3,461	24,621
Accumulated other comprehensive (loss) /income	119,899	16,855	(279,862)
Accumulated deficit	(19,973,663)	(2,807,853)	(13,971,304)
Total Bilibili Inc.'s shareholders' equity	16,539,379	2,325,068	21,703,667
Noncontrolling interests	4,141	583	12,399
Total shareholders' equity	16,543,520	2,325,651	21,716,066
Total liabilities and shareholders' equity	47,600,453	6,691,566	52,053,151
Class Y Ordinary Shares
Shareholders' equity
Ordinary shares	52	7	52
Class Z Ordinary Shares
Shareholders' equity
Ordinary shares	¥ 200	$ 28	¥ 199